Note 21 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Total interest and dividend income	$ 12,967	$ 13,507	$ 13,155	$ 13,009	$ 13,436	$ 13,885	$ 13,720	$ 13,484	$ 52,638	$ 54,525
Total interest expense	1,696	2,148	2,430	2,976	3,128	3,307	3,451	3,254	9,250	13,140
Salaries and employee benefits									15,835	16,783
Ohio state franchise tax									1,082	1,044
Income before income taxes	2,956	2,148	3,531	1,115	3,775	3,930	3,976	3,622	9,750	15,303
Income taxes	467	295	565	74	634	661	686	611	1,401	2,592
Net income	$ 2,489	$ 1,853	$ 2,966	$ 1,041	$ 3,141	$ 3,269	$ 3,290	$ 3,011	8,349	12,711
Comprehensive income									10,791	14,707
Parent Company [Member]
(Loss) gain on equity securities									(101)	94
Other									7	12
Total interest and dividend income									6,005	5,556
Total interest expense									192	343
Salaries and employee benefits									465	909
Ohio state franchise tax									1,082	1,044
Other									796	996
Total expenses									2,535	3,292
Income before income taxes									3,470	2,264
Income taxes									(552)	(669)
Income before equity in undistributed net income of subsidiaries									4,022	2,933
Equity in undistributed net income of subsidiaries									4,327	9,778
Net income									8,349	12,711
Comprehensive income									10,791	14,707
Parent Company [Member] | Subsidiary Banks [Member]
Dividends from subsidiary									4,700	4,450
Parent Company [Member] | Non Bank Subsidiary [Member]
Dividends from subsidiary									$ 1,399	$ 1,000